August 5, 2026

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Global Growth Equity ETF

File Nos. 333-259024 and 811-23737

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on July 31, 2026 of Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary